Quarterly Report
January 31, 2026
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (formerly SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Consolidated Schedule of Investments (Unaudited)
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (CERY) (formerly SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF)	1
Notes to Schedule of Investments (Unaudited)	3
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bills:
2.44%, 2/3/2026	$10,242,000	$10,240,988
3.44%, 2/17/2026	20,001,000	19,970,917
3.51%, 3/31/2026 (a)	10,300,000	10,241,195
3.58%, 3/5/2026	30,264,000	30,170,192
3.58%, 3/17/2026	19,071,000	18,988,359
3.61%, 3/12/2026	12,293,000	12,245,888
TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,848,859)		101,857,539
	Shares
SHORT-TERM INVESTMENT — 80.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.69% (b) (c) (Cost $532,919,927)	532,919,927	532,919,927
TOTAL INVESTMENTS — 96.0% (Cost $634,768,786)		634,777,466
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%		26,286,797
NET ASSETS — 100.0%		$661,064,263

(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2026.

TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$96,220,432	2/4/2026	JPMorgan Securities LLC	$—	$11,068,441	$11,068,441
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$38,269,434	2/11/2026	Societe Generale SA	$—	$3,667,713	$3,667,713
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$55,942,127	2/25/2026	Citibank NA	$—	$6,488,723	$6,488,723
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$53,593,780	3/4/2026	BNP Paribas SA	$—	$4,877,036	$4,877,036
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$42,345,673	3/11/2026	Goldman Sachs & Co. LLC	$—	$4,025,182	$4,025,182
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$2,400,000	3/4/2026	BNP Paribas SA	$—	$230,173	$230,173
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$5,857,841	3/18/2026	Bank of America NA	$—	$579,316	$579,316
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$2,500,000	3/18/2026	Bank of America NA	$—	$235,421	$235,421
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$11,500,000	3/18/2026	Bank of America NA	$—	$963,867	$963,867
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$2,000,000	4/1/2026	BNP Paribas SA	$—	$104,569	$104,569
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$4,200,000	4/8/2026	Bank of America NA	$—	$252,676	$252,676
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$94,254,071	4/1/2026	BNP Paribas SA	$—	$5,658,480	$5,658,480
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$7,700,000	4/15/2026	BNP Paribas SA	$—	$215,585	$215,585
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$78,291,775	4/15/2026	BNP Paribas SA	$—	$1,263,206	$1,263,206
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$29,947,830	4/16/2026	Citibank NA	$—	$777,195	$777,195
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,262,783	4/22/2026	JPMorgan Securities LLC	$—	$37,830	$37,830
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,000,000	5/13/2026	Societe Generale SA	$—	$(23,621)	$(23,621)
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$89,075,135	4/29/2026	BNP Paribas SA	$—	$(3,076,310)	$(3,076,310)
Total								$—	$37,345,482	$37,345,482

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$101,857,539	$—	$101,857,539
Short-Term Investment	532,919,927	—	—	532,919,927
TOTAL INVESTMENTS	$532,919,927	$101,857,539	$—	$634,777,466
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Appreciation	$—	$40,445,413	$—	$40,445,413
Total Return Swap Contracts - Unrealized Depreciation	—	(3,099,931)	—	(3,099,931)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$37,345,482	$—	$37,345,482

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	467,066,032	$467,066,032	$95,180,655	$29,326,760	$—	$—	532,919,927	$532,919,927	$4,739,732
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Fixed-income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed-income assets.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's underlying benchmark. Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of January 31, 2026, is disclosed in the Fund's Consolidated Schedule of Investments.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
NOTES TO SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended January 31, 2026 are disclosed in the Consolidated Schedule of Investments.
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